Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

8.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

As of December 31, 2014, the Company had three reporting units, consisting of Qunar, iQiyi, and the rest of the Group. Immediately upon the change in segment reporting in the quarter ended June 30, 2015, there were four reporting units representing Search Services, Qunar, iQiyi, and Transaction Services excluding Qunar. The goodwill was reassigned to the reporting units affected using a relative fair value allocation approach. However, as more fully described in Note 4, subsequent to the share exchange transaction with Ctrip the Company no longer controls Qunar. Accordingly, Qunar was no longer a reporting unit and the goodwill balance related to Qunar was derecognized. As a result, there were three reporting units as of December 31, 2015 and 2016.

The changes in carrying amount of goodwill for each reporting unit before June 30, 2015 were as follow:

	Baidu	Qunar	iQiyi	Total
	RMB	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2013	11,283,149	2,293,007	3,288,194	16,864,350
Goodwill acquired	566,628	—	(12,087)	554,541
Foreign currency translation adjustment	4	—	—	4

Balance at December 31, 2014	11,849,781	2,293,007	3,276,107	17,418,895

Goodwill acquired	269,679	—	—	269,679
Balance before reorganization at June 30, 2015	12,119,460	2,293,007	3,276,107	17,688,574

The changes in carrying amount of goodwill for each reporting unit after June 30, 2015 were as follow:

	Search Services	Transaction Services excluding Qunar	Qunar	iQiyi	Total
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Balance after reorganization at June 30, 2015	10,822,664	1,296,796	2,293,007	3,276,107	17,688,574
Goodwill disposed in Ctrip transaction (Note 4)	—	—	(2,293,007)	—	(2,293,007)
Foreign currency translation adjustment	6	—	—	—	6

Balance at December 31, 2015	10,822,670	1,296,796	—	3,276,107	15,395,573

Goodwill disposed	(37,781)	(15,706)	—	—	(53,487)
Foreign currency translation adjustment	10	—	—	—	10

Balance at December 31, 2016	10,784,899	1,281,090	—	3,276,107	15,342,096

Balance at December 31, 2016, in US$	1,553,348	184,515	—	471,858	2,209,721

Intangible Assets

Finite-lived intangible assets

	As of December 31, 2015
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
	(In thousands)
Land use right	464,165	(44,428)	419,737
Customer relationships	472,013	(364,310)	107,703
Software	513,470	(352,099)	161,371
Trademarks	613,032	(144,983)	468,049
User list	699,872	(497,283)	202,589
Licensed copyrights of video contents	3,039,164	(1,478,285)	1,560,879
Others	776,522	(375,797)	400,725

	6,578,238	(3,257,185)	3,321,053

	As of December 31, 2016
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
	(In thousands)
Land use right	464,165	(53,711)	410,454	59,119
Customer relationships	463,061	(462,239)	822	118
Software	536,085	(416,268)	119,817	17,257
Trademarks	596,332	(205,098)	391,234	56,350
User list	698,960	(657,288)	41,672	6,002
Licensed copyrights of video contents	5,608,338	(2,993,166)	2,615,172	376,663
Others	730,508	(451,965)	278,543	40,119

	9,097,449	(5,239,735)	3,857,714	555,628

The Company recognized impairment loss on intangible assets of RMB1.63 million, nil and RMB0.82 million (US$118.38 thousand) for the years ended December 31, 2014, 2015 and 2016, respectively. Amortization expense of intangible assets for the years ended December 31, 2014, 2015 and 2016 was RMB1.59 billion, RMB2.50 billion and RMB4.66 billion (US$670.56 million), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
	(In thousands)
For the years ending December 31,
2017	1,294,079	186,386
2018	918,017	132,222
2019	467,234	67,296
2020	329,390	47,442
2021	204,624	29,472

Indefinite-lived intangible assets

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Domain names	9,360	9,360	1,348
Trademarks	4,206	5,153	742

	13,566	14,513	2,090